Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 4,888,824	$ 4,368,509	$ 3,703,738
Clients [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	4,888,824	4,368,509	3,703,738
Clients [Member] | Corporate secretarial services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	2,923,125	2,620,408	2,153,679
Clients [Member] | Corporate secretarial services – related party [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	36,559	56,856	37,742
Clients [Member] | Accounting services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	981,782	969,316	784,744
Clients [Member] | Accounting services – related party [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	83		551
Clients [Member] | IP registration services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	947,275	721,929	727,022
Transferred over Time [Member] | Corporate secretarial services – continuous services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	1,493,641	1,438,011	1,334,853
Transferred at Point in Time [Member] | Accounting services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	981,865	969,316	785,295
Transferred at Point in Time [Member] | IP registration services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	947,275	721,929	727,022
Transferred at Point in Time [Member] | Corporate secretarial services – one-off services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 1,466,043	$ 1,239,253	$ 856,568